Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended	4 Months Ended
	Nov. 09, 2017	Feb. 28, 2023	Apr. 30, 2021	Feb. 14, 2020
Subsequent Events (Details) [Line Items]
Exercised warrants			992,149
Ordinary shares, issued				445,000
Gross proceeds	$ 1,066
Warrant [Member]
Subsequent Events (Details) [Line Items]
Exercised warrants			992,149
Gross proceeds	$ 186,000
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, issued	186,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Exercised warrants		186,000
Ordinary shares, issued		186,000
Return amount		$ 774